Schedule of Net Periodic Benefit Cost for Postretirement Health Care and Life Insurance Plan (Detail) - Other Benefits - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Net Period Benefit Cost Assumptions [Line Items]
Service cost		$ 29
Interest cost		75
Net periodic pension cost		$ 104
Predecessor
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 23		$ 81
Interest cost	64		201
Amortization of prior service cost	(927)		(4,346)
Amortization of net (loss) gain	(335)		(1,138)
Net periodic pension cost	$ (1,175)		$ (5,202)